POST-EMPLOYMENT BENEFITS - Sensitivity analysis (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
POST-EMPLOYMENT BENEFITS
Discount rate	3.50%	4.00%
Actuarial assumption of discount rates
POST-EMPLOYMENT BENEFITS
Discount rate (+0.25%)	0.25%	0.25%
Discount rate (-0.25%)	0.25%	0.25%
Actuarial assumption of increase in discount rates
POST-EMPLOYMENT BENEFITS
Discount rate	3.80%	4.30%
Present value of the post-employment benefit obligations (in € thousand)	€ 951	€ 872
Actuarial assumption of decrease in discount rates
POST-EMPLOYMENT BENEFITS
Discount rate	3.30%	3.80%
Present value of the post-employment benefit obligations (in € thousand)	€ 998	€ 918